Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Restricted cash
6	Restricted cash

As of December 31, 2020, except for an amount of US$506 (2019: US$Nil) in relation to escrow amount deposited for a business acquisition (Note 4(e)), the Company’s remaining restricted cash of US$41,639 (2019: US$23,852) represented bank balances held in restricted bank accounts pursuant to certain bank borrowings (Note 17).

Restricted cash carried fixed interest at a weighted average rate of 0.57% (2019: 1.85%) per annum, out of which US$41,613 (2019: US$21,463) and US$26 (2019: US$2,389) are denominated in US$ and HK$, respectively.